Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-12-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Subsequent to the issuance of our Annual Report on Form 10-K for the year ended December 31, 2023, and our subsequent retention of BPM LLP to replace BF Borgers CPA PC (“BF Borgers”) as our independent registered public accounting firm, management became aware of various adjustments to be recorded to our consolidated financial statements. On September 11, 2024, we filed Amendment 1 to our Annual Report on Form 10-K for the year ended December 31, 2023, restating our financial statements for the years ended December 31, 2023 and 2022 to correct errors primarily related to purchase accounting for our acquisition of QPhoton, Inc. in June 2022, stock-based compensation, and financing costs. We also amended our financial statements for the nine months ended September 30, 2023, in line with the restatement of our audited consolidated financial statements. These corrections impacted net loss, goodwill, intangible assets, liabilities, and stockholders’ equity.

As the Company does not award incentive-based compensation that would have been subject to recovery based on financial metrics, no recovery was required or sought from any of our executive officers under the Company’s Compensation Recovery Policy.

Restatement does not require Recovery	no recovery was required or sought from any of our executive officers under the Company’s Compensation Recovery Policy.